Calvert
Emerging Markets Advancement Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 87.6%

Security	Shares	Value
Greece — 15.4%
Alpha Services and Holdings S.A.(1)	1,341,400	$ 1,435,638
Athens Water Supply & Sewage Co. S.A.	30,600	222,380
Eurobank Ergasias S.A.(1)	1,478,182	1,664,962
GEK Terna Holding Real Estate Construction S.A.	36,300	422,539
Hellenic Telecommunications Organization S.A.	142,802	2,230,440
JUMBO S.A.	77,400	1,327,482
LAMDA Development S.A.(1)	46,600	291,468
National Bank of Greece S.A.(1)	152,621	612,024
Piraeus Financial Holdings S.A.(1)	798,100	1,225,177
Public Power Corp. S.A.(1)	122,400	859,107
Star Bulk Carriers Corp.	61,600	1,184,568
Terna Energy S.A.	36,300	792,717
		$12,268,502
India — 15.6%
Aarti Industries, Ltd.	29,400	$216,678
Aarti Pharmalabs, Ltd.(1)	700	3,212
Adani Total Gas, Ltd.	5,600	248,166
Ambuja Cements, Ltd.	25,500	161,249
Apollo Hospitals Enterprise, Ltd.	3,000	162,056
Ashok Leyland, Ltd.	35,000	60,679
Asian Paints, Ltd.	7,300	271,307
AU Small Finance Bank, Ltd.(2)	32,100	253,749
Avenue Supermarts, Ltd.(1)(2)	3,600	176,038
Axis Bank, Ltd.	38,100	429,291
Bajaj Finance, Ltd.	4,200	332,793
Bajaj Finserv, Ltd.	6,900	128,717
Bandhan Bank, Ltd.(1)(2)	12,700	35,851
Bank of Baroda	19,300	43,210
Bharti Airtel, Ltd.	39,700	387,189
Biocon, Ltd.	16,100	50,898
Cipla, Ltd.	14,400	187,271
Coforge, Ltd.	1,100	51,547
Dabur India, Ltd.	10,900	73,855
Deepak Nitrite, Ltd.	1,700	40,742
Dixon Technologies India, Ltd.	4,600	216,739
DLF, Ltd.	21,300	96,182
Dr. Lal PathLabs, Ltd.(2)	1,200	32,718
Federal Bank, Ltd.	29,300	49,281
FSN E-Commerce Ventures, Ltd.(1)	15,600	29,168
Godrej Consumer Products, Ltd.(1)	6,800	71,741
Gujarat Gas, Ltd.	6,000	35,264
Havells India, Ltd.	6,200	82,419
HCL Technologies, Ltd.	21,500	269,032
HDFC Asset Management Co., Ltd.(2)	1,300	34,109
HDFC Bank, Ltd.	50,400	989,646
HDFC Life Insurance Co., Ltd.(2)	18,900	129,127
Hero MotoCorp, Ltd.	2,900	95,688
Security	Shares	Value
India (continued)
Hindustan Unilever, Ltd.	13,400	$ 414,449
Housing Development Finance Corp., Ltd.	24,200	770,624
ICICI Bank, Ltd.	70,300	757,913
IDFC First Bank, Ltd.(1)	54,000	38,323
Indian Energy Exchange, Ltd.(2)	8,100	13,706
Indian Hotels Co., Ltd.	29,700	114,199
Indian Railway Catering & Tourism Corp., Ltd.	8,500	65,514
Indus Towers, Ltd.	25,000	57,536
IndusInd Bank, Ltd.	9,900	145,416
Info Edge India, Ltd.	2,000	94,501
Kotak Mahindra Bank, Ltd.	16,900	371,568
Laurus Labs, Ltd.(2)	12,000	54,399
LIC Housing Finance, Ltd.	5,600	27,999
LTIMindtree, Ltd.(2)	2,541	133,716
Mahindra & Mahindra Financial Services, Ltd.	12,300	34,754
Mahindra & Mahindra, Ltd.	17,700	266,853
MakeMyTrip, Ltd.(1)	1,700	46,869
Maruti Suzuki India, Ltd.	2,400	243,329
Mphasis, Ltd.	2,400	57,169
Nestle India, Ltd.	800	188,994
One 97 Communications, Ltd.(1)	3,600	23,080
Patanjali Foods, Ltd.	2,400	34,524
Punjab National Bank	40,400	27,550
SBI Cards & Payment Services, Ltd.	25,500	244,725
SBI Life Insurance Co., Ltd.(2)	7,900	117,462
Shriram Finance, Ltd.	4,000	66,599
SRF, Ltd.	2,800	77,452
State Bank of India	33,200	245,733
Tata Chemicals, Ltd.	4,100	46,476
Tata Consultancy Services, Ltd.	14,000	550,224
Tata Elxsi, Ltd.	1,000	75,933
Tata Motors, Ltd.(1)	38,400	179,840
Tata Steel, Ltd.	177,100	241,640
Tata Teleservices Maharashtra, Ltd.(1)	8,400	9,405
Tech Mahindra, Ltd.	15,500	189,900
Titan Co., Ltd.	7,000	219,427
Trent, Ltd.	3,500	57,046
TVS Motor Co., Ltd.	4,900	64,146
Vodafone Idea, Ltd.(1)	259,200	24,820
Voltas, Ltd.	7,900	76,147
Wipro, Ltd.	37,800	179,316
WNS Holdings, Ltd. ADR(1)	1,400	111,986
Yes Bank, Ltd.(1)	208,281	52,068
Zee Entertainment Enterprises, Ltd.	30,200	87,399
Zomato, Ltd.(1)	114,500	82,221
		$12,428,562
Indonesia — 9.9%
Allo Bank Indonesia Tbk PT(1)	62,100	$7,035
Bank Central Asia Tbk PT	3,507,900	1,923,515

Calvert
Emerging Markets Advancement Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Indonesia (continued)
Bank Jago Tbk PT(1)	294,000	$ 70,169
Bank Mandiri Persero Tbk PT	1,273,500	812,103
Bank Negara Indonesia Persero Tbk PT	507,100	300,440
Bank Rakyat Indonesia Persero Tbk PT	4,766,643	1,511,265
Berkah Beton Sadaya Tbk PT	347,000	16,492
Dayamitra Telekomunikasi PT	461,300	23,729
Elang Mahkota Teknologi Tbk PT	710,800	46,975
Indah Kiat Pulp & Paper Tbk PT	191,900	107,524
Indofood CBP Sukses Makmur Tbk PT	411,900	264,499
Kalbe Farma Tbk PT	1,552,200	208,378
Merdeka Copper Gold Tbk PT(1)	2,346,600	619,955
Mitra Keluarga Karyasehat Tbk PT	101,100	20,695
Perusahaan Gas Negara Tbk PT	195,200	22,057
Sarana Menara Nusantara Tbk PT	1,930,200	136,449
Sumber Alfaria Trijaya Tbk PT	2,594,100	442,108
Telkom Indonesia Persero Tbk PT	3,682,300	886,742
Tower Bersama Infrastructure Tbk PT	665,600	98,322
Transcoal Pacific Tbk PT	19,200	9,806
Unilever Indonesia Tbk PT	1,063,400	321,226
Vale Indonesia Tbk PT(1)	97,600	44,397
		$7,893,881
Malaysia — 4.1%
AMMB Holdings Bhd	68,300	$64,215
Axiata Group Bhd	106,600	74,871
CIMB Group Holdings Bhd	245,300	322,807
DiGi.Com Bhd	132,000	119,796
Hong Leong Bank Bhd	30,800	143,600
Hong Leong Financial Group Bhd	10,400	43,890
IHH Healthcare Bhd	151,800	214,214
Inari Amertron Bhd	105,900	62,753
Kuala Lumpur Kepong Bhd	27,600	140,275
Malaysia Airports Holdings Bhd(1)	95,800	142,792
Maxis Bhd	93,200	81,275
MR DIY Group M Bhd(2)	82,600	37,499
Nestle Malaysia Bhd	5,000	158,973
Petronas Dagangan Bhd	17,100	89,245
Petronas Gas Bhd	46,000	178,729
PPB Group Bhd	50,000	197,955
Press Metal Aluminium Holdings Bhd	181,700	201,314
Public Bank Bhd	597,900	586,272
QL Resources Bhd	82,100	102,767
RHB Bank Bhd	76,300	100,249
Sime Darby Bhd	103,900	54,233
Telekom Malaysia Bhd	46,400	56,856
Westports Holdings Bhd	80,200	69,245
		$3,243,825
South Korea — 16.9%
AMOREPACIFIC Corp.	930	$101,784
Security	Shares	Value
South Korea (continued)
AMOREPACIFIC Group	762	$ 21,137
Cheil Worldwide, Inc.	3,154	57,608
CJ CheilJedang Corp.	470	141,381
Coway Co., Ltd.	1,541	68,420
DB HiTek Co., Ltd.	800	23,583
Doosan Enerbility Co., Ltd.(1)	18,940	230,555
Hana Financial Group, Inc.	9,651	321,370
Hanjin Kal Corp.(1)	519	15,385
Hanmi Pharm Co., Ltd.	351	83,131
Hanmi Science Co., Ltd.	31	799
Hanon Systems	4,247	27,272
Hansol Chemical Co., Ltd.	361	53,168
HLB, Inc.(1)	214	4,829
HMM Co., Ltd.	9,728	151,625
Hotel Shilla Co., Ltd.	887	58,584
HYBE Co., Ltd.(1)	771	106,661
Hyundai Engineering & Construction Co., Ltd.	3,874	107,103
Hyundai Engineering & Construction Co., Ltd., PFC Shares	15	653
Hyundai Glovis Co., Ltd.	531	68,940
Hyundai Marine & Fire Insurance Co., Ltd.	1,826	42,541
Hyundai Mobis Co., Ltd.	1,796	284,878
Hyundai Motor Co.	3,963	474,299
Kakao Corp.(1)	8,765	373,353
Kakao Games Corp.(1)	1,157	41,344
Kakaopay Corp.(1)	451	19,578
KB Financial Group, Inc.	11,870	454,771
Kia Corp.	7,495	352,643
Korea Investment Holdings Co., Ltd.	1,386	58,819
Krafton, Inc.(1)	713	95,348
KT Corp.(1)	3,426	91,698
L&F Co., Ltd.(1)	723	99,687
LG Chem, Ltd.	1,360	649,440
LG Display Co., Ltd.(1)	5,999	59,283
LG Electronics, Inc.(1)	3,415	234,780
LG Household & Health Care, Ltd.	296	170,369
LG Innotek Co., Ltd.	375	75,629
Meritz Financial Group, Inc.	1,088	37,140
Mirae Asset Securities Co., Ltd.	8,724	42,150
NAVER Corp.	3,727	530,057
Netmarble Corp.(2)	576	27,709
NH Investment & Securities Co., Ltd.	3,800	26,446
Orion Corp. of Republic of Korea	1,210	123,185
Samsung C&T Corp.	3,609	325,139
Samsung Electro-Mechanics Co., Ltd.	1,672	173,642
Samsung Electronics Co., Ltd.	110,335	4,842,961
Samsung Heavy Industries Co., Ltd.(1)	27,290	110,601
Samsung SDS Co., Ltd.	977	95,218
Samsung Securities Co., Ltd.	1,918	47,869
SD Biosensor, Inc.	1,600	38,315

Calvert
Emerging Markets Advancement Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Shinhan Financial Group Co., Ltd.	16,306	$ 453,951
SK Biopharmaceuticals Co., Ltd.(1)	1,537	87,880
SK Bioscience Co., Ltd.(1)	1,443	84,496
SK Hynix, Inc.	12,597	751,587
SK IE Technology Co., Ltd.(1)(2)	871	36,808
SK Square Co., Ltd.(1)	2,909	77,433
SK Telecom Co., Ltd.	1,625	60,960
Woori Financial Group, Inc.	18,339	167,533
Yuhan Corp.	3,334	150,791
		$13,514,319
Taiwan — 14.3%
Accton Technology Corp.	8,000	$60,750
Acer, Inc.	41,000	31,305
Advanced Energy Solution Holding Co., Ltd.	1,000	20,767
Advantech Co., Ltd.	6,299	67,446
Airtac International Group	5,139	155,154
Alchip Technologies, Ltd.	1,000	25,400
ASE Technology Holding Co., Ltd.	55,000	167,111
ASPEED Technology, Inc.	1,100	60,048
AU Optronics Corp.	95,600	46,442
Catcher Technology Co., Ltd.	24,000	131,805
Cathay Financial Holding Co., Ltd.	139,528	181,170
Chailease Holding Co., Ltd.	22,823	160,792
Chang Hwa Commercial Bank, Ltd.	60,314	33,606
Chicony Electronics Co., Ltd.	9,000	25,206
China Steel Corp.	245,000	237,402
Chroma ATE, Inc.	13,000	76,360
Chunghwa Telecom Co., Ltd.	63,000	231,690
Compal Electronics, Inc.	68,000	50,933
CTBC Financial Holding Co., Ltd.	277,000	198,771
Delta Electronics, Inc.	35,000	324,449
E Ink Holdings, Inc.	12,000	62,841
E.Sun Financial Holding Co., Ltd.	200,052	156,212
Eclat Textile Co., Ltd.	3,000	48,159
Elite Material Co., Ltd.	7,000	38,761
eMemory Technology, Inc.	1,000	43,184
Eva Airways Corp.	47,000	42,861
Evergreen Marine Corp. Taiwan, Ltd.	18,400	97,248
Far Eastern New Century Corp.	100,000	103,630
Far EasTone Telecommunications Co., Ltd.	27,000	57,915
Feng TAY Enterprise Co., Ltd.	7,000	46,897
First Financial Holding Co., Ltd.	148,458	127,869
Fubon Financial Holding Co., Ltd.	116,680	213,411
Fubon Financial Holding Co., Ltd., PFC Shares	1,252	2,244
Giant Manufacturing Co., Ltd.	5,108	33,233
Gigabyte Technology Co., Ltd.	7,000	24,160
Global Unichip Corp.	1,000	20,678
Globalwafers Co., Ltd.	3,000	41,570
Hiwin Technologies Corp.	8,401	49,724
Security	Shares	Value
Taiwan (continued)
Hotai Motor Co., Ltd.	5,000	$ 95,435
Hua Nan Financial Holdings Co., Ltd.	128,310	93,623
Innolux Corp.	141,455	50,844
Inventec Corp.	43,000	36,698
Kinsus Interconnect Technology Corp.	3,000	10,143
Largan Precision Co., Ltd.	2,000	132,199
Lien Hwa Industrial Holdings Corp.	11,000	17,905
Lite-On Technology Corp.	33,000	68,200
Lotes Co., Ltd.	1,000	26,758
Macronix International Co., Ltd.	28,000	30,658
MediaTek, Inc.	22,000	444,816
Mega Financial Holding Co., Ltd.	163,300	160,871
Merida Industry Co., Ltd.	2,000	10,839
Micro-Star International Co., Ltd.	9,000	34,902
momo.com, Inc.	1,200	24,972
Nan Ya Printed Circuit Board Corp.	4,000	29,393
Nanya Technology Corp.	13,000	21,589
Nien Made Enterprise Co., Ltd.	2,000	19,111
Novatek Microelectronics Corp.	9,000	92,004
Nuvoton Technology Corp.	3,000	11,158
Oneness Biotech Co., Ltd.(1)	4,000	31,878
PharmaEssentia Corp.(1)	3,000	46,492
Phison Electronics Corp.	2,000	20,424
Polaris Group(1)	4,000	11,480
Pou Chen Corp.	31,000	34,456
Powerchip Semiconductor Manufacturing Corp.	40,000	41,265
Powertech Technology, Inc.	11,000	28,246
President Chain Store Corp.	8,000	70,733
Quanta Computer, Inc.	43,000	100,841
Realtek Semiconductor Corp.	7,000	63,658
Ruentex Development Co., Ltd.	41,800	58,806
Shanghai Commercial & Savings Bank, Ltd. (The)	59,592	85,363
Shin Kong Financial Holding Co., Ltd.	168,011	47,892
Sino-American Silicon Products, Inc.	8,000	36,199
SinoPac Financial Holdings Co., Ltd.	155,540	84,606
Synnex Technology International Corp.	15,000	28,821
Ta Chen Stainless Pipe Co., Ltd.	34,826	47,955
Taishin Financial Holding Co., Ltd.	157,458	77,232
Taiwan Business Bank	76,000	31,945
Taiwan Cement Corp.	108,000	118,062
Taiwan High Speed Rail Corp.	33,000	30,827
Taiwan Mobile Co., Ltd.	29,000	89,298
Taiwan Semiconductor Manufacturing Co., Ltd.	278,000	4,037,522
Tatung Co., Ltd.(1)	51,000	57,134
Teco Electric and Machinery Co., Ltd.	47,000	42,047
Unimicron Technology Corp.	21,000	81,526
Uni-President Enterprises Corp.	73,000	158,010
United Microelectronics Corp.	200,000	262,777
Vanguard International Semiconductor Corp.	14,000	35,163

Calvert
Emerging Markets Advancement Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Voltronic Power Technology Corp.	2,050	$ 102,852
Walsin Lihwa Corp.	90,266	138,503
Wan Hai Lines, Ltd.	25,365	65,925
Win Semiconductors Corp.	4,000	17,730
Winbond Electronics Corp.	32,000	20,321
Wisdom Marine Lines Co., Ltd.	6,000	11,949
Wiwynn Corp.	1,000	25,865
WPG Holdings, Ltd.	28,000	43,723
WT Microelectronics Co., Ltd.	5,000	9,925
Yageo Corp.	5,183	75,540
Yang Ming Marine Transport Corp.	32,000	67,976
Yuanta Financial Holding Co., Ltd.	142,412	100,362
Yulon Finance Corp.	3,000	15,137
		$11,465,788
United Arab Emirates — 11.4%
Abu Dhabi Commercial Bank PJSC	297,515	$728,113
Aldar Properties PJSC	606,462	728,711
Alpha Dhabi Holding PJSC(1)	50,500	372,092
Dubai Financial Market PJSC	61,300	25,113
Dubai Investments PJSC	87,900	51,884
Dubai Islamic Bank PJSC	220,675	342,512
Emirates Integrated Telecommunications Co. PJSC	82,803	130,581
Emirates Telecommunications Group Co. PJSC	180,055	1,117,570
Fertiglobe PLC	34,200	39,311
First Abu Dhabi Bank PJSC	415,589	1,930,969
International Holdings Co. PJSC(1)	32,319	3,607,021
Q Holding PJSC(1)	55,600	60,553
		$9,134,430
Total Common Stocks (identified cost $66,523,801)		$69,949,307

Short-Term Investments — 9.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(3)	7,214,506	$ 7,214,506
Total Short-Term Investments (identified cost $7,214,506)		$ 7,214,506
Value
Total Investments — 96.6% (identified cost $73,738,307)	$77,163,813
Other Assets, Less Liabilities — 3.4%	$ 2,742,433
Net Assets — 100.0%	$79,906,246

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $1,082,891 or 1.4% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
At December 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	28.3%
Information Technology	19.0
Industrials	10.3
Communication Services	9.3
Consumer Discretionary	6.0
Consumer Staples	4.3
Materials	4.0
Utilities	3.0
Health Care	1.8
Real Estate	1.5
Energy	0.1
Total	87.6%

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	653,399	AED	2,400,000	Standard Chartered Bank	4/19/23	$17	$ —
USD	290,239	AED	1,067,092	Standard Chartered Bank	4/19/23	—	(269)
USD	1,329,859	AED	4,888,826	Standard Chartered Bank	4/19/23	—	(1,089)
CNH	33,185,775	USD	4,641,333	Goldman Sachs International	6/16/23	213,480	—
CNH	27,435,000	USD	3,935,852	Goldman Sachs International	6/16/23	77,668	—

Calvert
Emerging Markets Advancement Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts — continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	66,350,000	USD	9,377,893	Standard Chartered Bank	6/16/23	$328,580	$ —
CNH	33,164,225	USD	4,675,647	Standard Chartered Bank	6/16/23	176,013	—
USD	23,833,436	CNH	160,135,000	Goldman Sachs International	6/16/23	406,970	—
						$1,202,728	$(1,358)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	158	Long	3/17/23	$7,579,260	$(181,346)
					$(181,346)

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

Currency Abbreviations:
AED	– United Arab Emirates Dirham
CNH	– Yuan Renminbi Offshore
USD	– United States Dollar
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended December 31, 2022, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2022, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,214,506, which represents 9.0% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended December 31, 2022 were as  follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,013,623	$18,575,118	$(14,374,235)	$ —	$ —	$7,214,506	$40,632	7,214,506

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Calvert
Emerging Markets Advancement Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Greece	$1,184,568	$11,083,934	$ —	$12,268,502
India	162,067	12,266,495	—	12,428,562
Indonesia	—	7,893,881	—	7,893,881
Malaysia	—	3,243,825	—	3,243,825
South Korea	—	13,514,319	—	13,514,319
Taiwan	—	11,465,788	—	11,465,788
United Arab Emirates	—	9,134,430	—	9,134,430
Total Common Stocks	$1,346,635	$68,602,672(1)	$ —	$69,949,307
Short-Term Investments	$7,214,506	$ —	$ —	$7,214,506
Total Investments	$8,561,141	$68,602,672	$ —	$77,163,813
Forward Foreign Currency Exchange Contracts	$ —	$1,202,728	$ —	$1,202,728
Total	$8,561,141	$69,805,400	$ —	$78,366,541
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(1,358)	$ —	$(1,358)
Futures Contracts	(181,346)	—	—	(181,346)
Total	$(181,346)	$(1,358)	$ —	$(182,704)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.